Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Selected Statement of Operations Data

NOTE 14 - SELECTED STATEMENT OF OPERATIONS DATA:

a.	Segment and geographical information

(i)	Reportable segments:

The Company’s three reportable segments are: Production Solutions for the Electronics Industry, Solar Energy and Recognition Software. As defined under the applicable accounting literature, the Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.

The Company’s material operating segments qualify for aggregation due to the similarities of their long-term economic characteristics, nature of products and services, class of customers and processes for procurement, manufacturing and distribution.

The Production Solutions for the Electronics Industry segment comprises the design, development, manufacture, marketing and service of enabling solutions used to manufacture consumer and industrial electronic products. The Company’s core business lies in enabling electronic device manufacturers to inspect, test and measure PCBs and FPDs to verify their quality (‘reading’); pattern the desired electronic circuitry on the relevant substrate and perform three-dimensional shaping of metalized circuits on multiple surfaces (‘writing’); and utilize advanced vacuum deposition and etching processes in SD and semiconductor manufacturing and to perform laser drilling of electronic substrates (‘connecting’). Orbotech refers to this ‘reading’, ‘writing’ and ‘connecting’ as enabling the ‘Language of Electronics’.

The Solar Energy segment includes the research, development and marketing of products for the deposition of thin film coating of various materials on crystalline silicon photovoltaic wafers for solar energy panels.

The Recognition Software segment includes the development and marketing of character recognition solutions to banks, financial and other payment processing institutions and healthcare providers.

The measurement of revenues and assets of the reportable segments is based on the same accounting principles applied in these financial statements.

Segment income or loss reflects the income or loss from continuing operations of the segment and does not include financial expenses, net equity losses or taxes on income since those items are not allocated to the segments. Segment assets do not include deferred tax assets or equity method investee balances (excluding the investment in Frontline).

1.	Financial data relating to reportable segments:

	Production Solutions for the Electronics Industry	Solar Energy	Recognition Software	Adjustments to consolidation	Total
	$ in thousands
Year ended December 31, 2017:
Revenues from unaffiliated customers:
Sales of products	664,659	157	9,650		674,466
Service rendered	218,900	1,431	6,059		226,390

Total revenues	883,559	1,588	15,709		900,856

Operating income (loss)	*141,784	(4,132)	1,453	(1,595)	137,510

Assets (at end of year)	1,231,093	2,912	15,831	54,068	1,303,904

Expenditures for segment assets	23,887	324	148	86	24,445

Depreciation and amortization	44,146	250	106	41	44,543

Release of AMST earn out payment obligation	(1,471)				(1,471)

Year ended December 31, 2016:
Revenues from unaffiliated customers:
Sales of products	577,211	3,176	8,009		588,396
Service rendered	209,119	2,617	6,270		218,006

Total revenues	786,330	5,793	14,279		806,402

Operating income (loss)	*119,006	(2,424)	363		116,945

Assets (at end of year)	1,060,299	6,732	11,668	24,204	1,102,903

Expenditures for segment assets	23,379		171		23,550

Depreciation and amortization	44,573		183		44,756

Year ended December 31, 2015:
Revenues from unaffiliated customers:
Sales of products	515,550	13,894	7,926		537,370
Service rendered	207,131	1,683	6,333		215,147

Total revenues	722,681	15,577	14,259		752,517

Operating income (loss)	*92,988	(465)	2,181		94,704

Assets (at end of year)	998,897	7,290	11,402	24,289	1,041,878

Expenditures for segment assets	19,293		55		19,348

Depreciation and amortization	45,129		153		45,282

*	Including share in net income of Frontline.
2.	Following is a reconciliation of the operating income of the reportable segments to the data included in the statements of operations:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Operating income
Total operating income of reportable segments	137,510	116,945	94,704
Financial expenses - net	5,535	21,042	23,585

Income before taxes on income	131,975	95,903	71,119

(ii)	Geographical information:

Revenues - classified by geographical area (based on the location of customers):

	Year ended December 31
	2017	2016	2015
	$ in thousands
China	347,512	273,852	223,120
Taiwan	166,040	180,740	170,297
North America	96,408	108,400	98,387
Europe	100,200	75,300	108,074
Japan	58,400	59,710	45,044
Korea	67,842	52,900	59,299
Other (mainly in the Far East)	64,454	55,500	48,296

Total	900,856	806,402	752,517

(iii)	Revenues by major product lines are as follows:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Inspection	212,859	176,650	183,925
Direct imaging	207,400	171,282	147,445
Test and repair	157,550	133,350	106,418
PVD/CVD	169,390	196,300	162,627
Other	153,657	128,820	152,102

Total	900,856	806,402	752,517

(iv)	Revenues by operating segments are as follows:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Sales revenues:
PCB	208,521	170,328	141,129
FPD	226,868	185,099	166,176
SD	229,270	221,785	208,245
Other	9,807	11,184	21,820

Total sales revenues	674,466	588,396	537,370

Service revenues:
PCB	127,593	116,581	114,371
FPD	44,324	40,798	38,770
SD	46,983	51,739	53,990
Other	7,490	8,888	8,016

Total service revenues	226,390	218,006	215,147

Total	900,856	806,402	752,517

(v)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2017	2016	2015
	$ in thousands
United Kingdom	23,309	24,466	24,940
Israel	26,926	19,971	16,344
United States	4,740	3,880	4,241
Italy	4,275	4,319	4,375
Germany	5,561	5,249	5,466
Other	4,801	4,490	3,616

Total	69,612	62,375	58,982

b.	Major customers

No individual customer accounted for more than 10% of the Company’s total revenues during the years ended December 31, 2017, 2016 or 2015.

c.	Selling, general and administrative expenses

	Year ended December 31
	2017	2016	2015
	$ in thousands
Comprised as follows:
Selling	68,181	62,308	57,753
General and administrative	75,182	62,048	59,740

	143,363	124,356	117,493

d.	Financial expenses - net

	Year ended December 31
	2017	2016	2015
	$ in thousands
Income:
Interest in respect of bank deposits and marketable securities	1,157	665	646

Expenses:
Interest in respect of term loans	2,432	8,061	17,866
Charges associated with the retirement of the JPMorgan Credit Agreement (mainly deferred financing costs)		6,228
Costs relating to factoring of letters of credits and promissory notes	1,143	447	209
Marketable securities and bonds premium/discount amortization	57	18	136
Foreign currencies exchange loss - net	2,074	5,990	5,115
Bank charges and other	986	963	905

Total expenses:	6,692	21,707	24,231

	(5,535)	(21,042)	(23,585)

e.	Earnings per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings per share:

	Year ended December 31
	2017	2016	2015
	in thousands
Weighted average number of shares issued and outstanding (net of treasury shares) used in computation of basic earnings per share	47,989	45,534	42,412
Add - incremental shares from assumed exercise of options and RSUs	861	927	910

Weighted average number of shares used in computation of diluted earnings per share	48,850	46,461	43,322

Diluted earnings per share for the year ended December 31, 2015 do not reflect ‘out-of-the-money’ options to purchase respective aggregate amounts of 13,015 Ordinary Shares, respectively, due to their anti-dilutive effect.